IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [text block] [Abstract]
Disclosure of impairment [text block]
	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
Year ended 31 December 2018
Impact of transfers between stages	(12)	51	446	–	485
Other changes in credit quality	(20)	(47)	541	69	543
Additions (repayments)	18	(82)	43	(69)	(90)
Methodology changes	(71)	(21)	72	–	(20)
Other items	(13)	–	32	–	19
Other items impacting the impairment charge	(86)	(150)	688	–	452
Total impairment	(98)	(99)	1,134	–	937

In respect of:
Loans and advances to banks	1	–	–	–	1
Loans and advances to customers	(66)	(51)	1,139	–	1,022
Debt securities	–	–	–	–	–
Financial assets at amortised cost	(65)	(51)	1,139	–	1,023
Other assets	–	–	1	–	1
Impairment charge on drawn balances	(65)	(51)	1,140	–	1,024
Loan commitments and financial guarantees	(19)	(48)	(6)	–	(73)
Financial assets at fair value through other comprehensive income	(14)	–	–	–	(14)
Total impairment	(98)	(99)	1,134	–	937

Disclosure of Impairment Loss and Reversal of Impairment Loss [text block]
	2017 £m	2016 £m
Impairment losses on loans and receivables:
Loans and advances to customers	697	592
Debt securities classified as loans and receivables	(6)	–
Total impairment losses on loans and receivables	691	592
Impairment of available-for-sale financial assets	6	173
Other credit risk provisions	(9)	(13)
Total impairment charged to the income statement	688	752